Other liabilities	12 Months Ended
Dec. 31, 2021
Other liabilities
Other liabilities

10     Other liabilities

Contingent
consideration
$
As at January 1, 2020	221
Amounts paid	(212)
Change in fair value	90
As at December 31, 2020	99
Amounts paid	(99)
As at December 31, 2021	—

Contingent consideration

The final payment in relation to the contingent consideration was made during the period and no further amounts are owing.

On July 31, 2017, the Company entered into an Asset and Share Purchase Agreement (the agreement) to acquire all of the issued and outstanding shares and certain assets of Royal Philips’ (Philips) Sonalleve MR-HIFU business (Sonalleve). The agreement includes certain contingent consideration payments payable monthly in euro tied to revenue levels of the Sonalleve business summarized as follows:

●	5% of revenue between the date of acquisition and December 31, 2017;
●	6% of revenue during the year ending December 31, 2018;
●	7% of revenue during the years ending December 31, 2019 and 2020; and
●	if total revenues are in excess of a defined amount from the date of acquisition to December 31, 2020, then the Company will be required to pay 7% of revenue from the date of acquisition to December 31, 2019.